Share capital and other equity - Non-cumulative preference shares (Details) $ / shares in Units, £ in Millions	Mar. 31, 2022 $ / shares	Dec. 31, 2022 GBP (£)	Mar. 30, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Share capital
Value of shares | £		£ 36,496		£ 41,803	£ 43,824
Series U Dollar Non-cumulative Preference Shares
Share capital
Value of shares | $			$ 1,013,000,000
Redemption price per share	$ 100,000
Accrued dividends per share	$ 635.94